Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMG-SUM-16-01 1.9879808.100	October 31, 2016

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. FIAM, Geode, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMG-L-MMG-N-SUM-16-01 1.9879809.100	October 31, 2016